Related Party and Parties-in-Interest Transactions (Details) - EBP 015 $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Company Stock
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Sales	$ 18,594
Norther Trust | Northern Trust Collective Short-term Investment Fund
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Purchases	202,811
Sales	$ 193,899